Non-life Reserves - Claims development (Details) - Non Life - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 29,156,011
Net paid losses and loss expenses	19,303,483
Net reserves for accident years and exposures included in the triangles	9,852,528
All outstanding liabilities before accident year 2014, net of reinsurance	1,243,448
Net liability at end of year	11,095,976
Total of IBNR plus expected development on reported claims	$ 6,350,982
Average annual percentage payout of incurred claims by age:
Year One	13.00%
Year Two	29.00%
Year Three	15.00%
Year Four	10.00%
Year Five	6.00%
Year Six	5.00%
Year Seven	4.00%
Year Eight	3.00%
Year Nine	2.00%
Year Ten	2.00%
2014
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 2,233,339	$ 2,232,454	$ 2,262,546	$ 2,277,135	$ 2,315,021	$ 2,353,759	$ 2,349,869	$ 2,368,967	$ 2,514,200	$ 2,481,720
Net paid losses and loss expenses	2,243,258	2,196,720	2,164,676	2,118,939	2,044,804	1,946,054	1,810,171	1,594,146	1,291,273	336,270
Total of IBNR plus expected development on reported claims	50,959
2015
Claims Development [Line Items]
Net incurred losses and loss expenses	2,435,356	2,432,324	2,451,141	2,475,960	2,520,182	2,550,830	2,527,784	2,611,184	2,502,854
Net paid losses and loss expenses	2,240,255	2,198,481	2,142,234	2,067,935	1,959,722	1,798,537	1,564,173	1,159,655	306,562
Total of IBNR plus expected development on reported claims	87,537
2016
Claims Development [Line Items]
Net incurred losses and loss expenses	2,472,778	2,476,383	2,484,069	2,467,920	2,486,199	2,516,126	2,559,851	2,451,204
Net paid losses and loss expenses	2,302,984	2,211,977	2,123,169	2,030,728	1,893,694	1,627,697	1,272,443	321,351
Total of IBNR plus expected development on reported claims	95,112
2017
Claims Development [Line Items]
Net incurred losses and loss expenses	2,660,319	2,658,571	2,663,904	2,651,730	2,698,916	2,801,179	2,549,737
Net paid losses and loss expenses	2,436,391	2,314,529	2,195,236	2,072,838	1,804,959	1,421,140	394,394
Total of IBNR plus expected development on reported claims	159,021
2018
Claims Development [Line Items]
Net incurred losses and loss expenses	3,015,217	3,009,359	2,972,766	2,969,810	2,974,243	2,596,552
Net paid losses and loss expenses	2,490,887	2,283,931	2,093,543	1,811,055	1,276,542	271,827
Total of IBNR plus expected development on reported claims	334,532
2019
Claims Development [Line Items]
Net incurred losses and loss expenses	3,531,407	3,523,443	3,510,991	3,519,556	2,931,280
Net paid losses and loss expenses	2,640,483	2,341,116	1,961,928	1,438,793	462,939
Total of IBNR plus expected development on reported claims	637,205
2020
Claims Development [Line Items]
Net incurred losses and loss expenses	3,480,994	3,499,097	3,586,462	4,186,395
Net paid losses and loss expenses	2,106,017	1,805,063	1,277,034	480,122
Total of IBNR plus expected development on reported claims	859,604
2021
Claims Development [Line Items]
Net incurred losses and loss expenses	2,836,450	2,829,876	2,880,141
Net paid losses and loss expenses	1,531,660	1,088,143	373,191
Total of IBNR plus expected development on reported claims	1,435,501
2022
Claims Development [Line Items]
Net incurred losses and loss expenses	3,374,321	3,410,844
Net paid losses and loss expenses	914,038	394,598
Total of IBNR plus expected development on reported claims	1,723,904
2023
Claims Development [Line Items]
Net incurred losses and loss expenses	3,115,830
Net paid losses and loss expenses	397,510
Total of IBNR plus expected development on reported claims	967,607
Property
Claims Development [Line Items]
Net incurred losses and loss expenses	7,227,449
Net paid losses and loss expenses	5,569,388
Net reserves for accident years and exposures included in the triangles	1,658,061
All outstanding liabilities before accident year 2014, net of reinsurance	250,004
Net liability at end of year	1,908,065
Total of IBNR plus expected development on reported claims	$ 1,250,963
Average annual percentage payout of incurred claims by age:
Year One	15.00%
Year Two	41.00%
Year Three	16.00%
Year Four	6.00%
Year Five	3.00%
Year Six	2.00%
Year Seven	1.00%
Year Eight	1.00%
Year Nine	0.00%
Year Ten	1.00%
Property | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 445,152	444,808	447,894	447,816	450,487	452,907	458,609	463,409	488,446	469,568
Net paid losses and loss expenses	448,276	445,375	444,798	442,581	438,152	432,567	423,339	395,102	323,309	95,013
Total of IBNR plus expected development on reported claims	298
Property | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	524,453	523,475	525,203	519,568	524,147	528,106	537,792	565,816	537,193
Net paid losses and loss expenses	503,399	501,524	498,557	489,195	481,879	469,036	435,539	330,876	85,015
Total of IBNR plus expected development on reported claims	3,605
Property | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	620,491	623,593	624,375	622,562	625,873	644,349	681,050	663,490
Net paid losses and loss expenses	613,854	609,257	604,980	595,159	579,381	538,988	446,804	132,914
Total of IBNR plus expected development on reported claims	8,045
Property | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	909,849	910,105	915,166	923,025	952,613	1,022,186	971,607
Net paid losses and loss expenses	882,726	870,638	862,942	853,945	805,627	694,240	214,026
Total of IBNR plus expected development on reported claims	12,314
Property | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	766,684	766,591	778,867	799,735	820,675	805,960
Net paid losses and loss expenses	709,211	687,439	666,919	628,458	494,608	81,830
Total of IBNR plus expected development on reported claims	16,456
Property | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	714,189	711,928	720,079	782,453	703,097
Net paid losses and loss expenses	627,924	586,587	545,163	426,566	78,527
Total of IBNR plus expected development on reported claims	32,277
Property | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,056,274	1,061,772	1,070,935	1,252,575
Net paid losses and loss expenses	772,952	681,851	515,030	115,165
Total of IBNR plus expected development on reported claims	132,920
Property | 2021
Claims Development [Line Items]
Net incurred losses and loss expenses	914,749	918,629	919,517
Net paid losses and loss expenses	639,577	491,546	121,453
Total of IBNR plus expected development on reported claims	253,718
Property | 2022
Claims Development [Line Items]
Net incurred losses and loss expenses	859,807	944,920
Net paid losses and loss expenses	279,970	103,876
Total of IBNR plus expected development on reported claims	457,178
Property | 2023
Claims Development [Line Items]
Net incurred losses and loss expenses	415,801
Net paid losses and loss expenses	91,499
Total of IBNR plus expected development on reported claims	334,152
Casualty
Claims Development [Line Items]
Net incurred losses and loss expenses	10,473,638
Net paid losses and loss expenses	5,175,221
Net reserves for accident years and exposures included in the triangles	5,298,417
All outstanding liabilities before accident year 2014, net of reinsurance	877,705
Net liability at end of year	6,176,122
Total of IBNR plus expected development on reported claims	$ 3,681,393
Average annual percentage payout of incurred claims by age:
Year One	9.00%
Year Two	12.00%
Year Three	13.00%
Year Four	12.00%
Year Five	12.00%
Year Six	11.00%
Year Seven	10.00%
Year Eight	7.00%
Year Nine	4.00%
Year Ten	5.00%
Casualty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 740,555	739,605	753,383	766,415	791,768	826,000	810,349	814,622	848,698	804,571
Net paid losses and loss expenses	692,148	654,893	631,367	594,035	536,883	470,964	387,182	292,152	189,458	69,119
Total of IBNR plus expected development on reported claims	34,090
Casualty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	717,382	714,608	726,451	751,652	770,242	803,497	761,091	783,275	699,327
Net paid losses and loss expenses	702,472	667,748	627,964	577,907	505,067	398,790	303,213	184,520	73,252
Total of IBNR plus expected development on reported claims	57,407
Casualty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	747,434	747,402	750,268	740,047	747,814	767,366	756,954	670,767
Net paid losses and loss expenses	667,058	586,050	520,069	455,982	369,651	244,560	140,081	28,304
Total of IBNR plus expected development on reported claims	61,476
Casualty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	724,138	720,732	716,862	709,881	720,966	743,114	621,095
Net paid losses and loss expenses	596,996	488,164	411,806	334,296	246,615	157,792	55,617
Total of IBNR plus expected development on reported claims	94,614
Casualty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	927,658	920,169	903,353	895,978	905,491	767,559
Net paid losses and loss expenses	699,190	532,717	425,887	323,510	201,190	59,105
Total of IBNR plus expected development on reported claims	236,104
Casualty | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	1,282,398	1,273,687	1,272,980	1,226,210	999,955
Net paid losses and loss expenses	731,677	580,304	430,192	274,821	100,639
Total of IBNR plus expected development on reported claims	494,696
Casualty | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,086,082	1,094,890	1,115,751	1,344,430
Net paid losses and loss expenses	410,337	304,592	176,740	112,281
Total of IBNR plus expected development on reported claims	601,415
Casualty | 2021
Claims Development [Line Items]
Net incurred losses and loss expenses	987,435	967,726	1,013,896
Net paid losses and loss expenses	329,578	225,846	80,434
Total of IBNR plus expected development on reported claims	886,905
Casualty | 2022
Claims Development [Line Items]
Net incurred losses and loss expenses	1,561,575	1,495,131
Net paid losses and loss expenses	173,769	120,660
Total of IBNR plus expected development on reported claims	888,080
Casualty | 2023
Claims Development [Line Items]
Net incurred losses and loss expenses	1,698,981
Net paid losses and loss expenses	171,996
Total of IBNR plus expected development on reported claims	326,606
Specialty
Claims Development [Line Items]
Net incurred losses and loss expenses	11,454,924
Net paid losses and loss expenses	8,558,874
Net reserves for accident years and exposures included in the triangles	2,896,050
All outstanding liabilities before accident year 2014, net of reinsurance	115,739
Net liability at end of year	3,011,789
Total of IBNR plus expected development on reported claims	$ 1,418,626
Average annual percentage payout of incurred claims by age:
Year One	15.00%
Year Two	36.00%
Year Three	17.00%
Year Four	10.00%
Year Five	4.00%
Year Six	2.00%
Year Seven	1.00%
Year Eight	1.00%
Year Nine	1.00%
Year Ten	1.00%
Specialty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 1,047,632	1,048,041	1,061,269	1,062,904	1,072,766	1,074,852	1,080,911	1,090,936	1,177,056	1,207,581
Net paid losses and loss expenses	1,102,834	1,096,452	1,088,511	1,082,323	1,069,769	1,042,523	999,650	906,892	778,506	$ 172,138
Total of IBNR plus expected development on reported claims	16,571
Specialty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	1,193,521	1,194,241	1,199,487	1,204,740	1,225,793	1,219,227	1,228,901	1,262,093	1,266,334
Net paid losses and loss expenses	1,034,384	1,029,209	1,015,713	1,000,833	972,776	930,711	825,421	644,259	$ 148,295
Total of IBNR plus expected development on reported claims	26,525
Specialty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	1,104,853	1,105,388	1,109,426	1,105,311	1,112,512	1,104,411	1,121,847	1,116,947
Net paid losses and loss expenses	1,022,072	1,016,670	998,120	979,587	944,662	844,149	685,558	$ 160,133
Total of IBNR plus expected development on reported claims	25,591
Specialty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	1,026,332	1,027,734	1,031,876	1,018,824	1,025,337	1,035,879	957,035
Net paid losses and loss expenses	956,669	955,727	920,488	884,597	752,717	569,108	$ 124,751
Total of IBNR plus expected development on reported claims	52,093
Specialty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	1,320,875	1,322,599	1,290,546	1,274,097	1,248,077	1,023,033
Net paid losses and loss expenses	1,082,486	1,063,775	1,000,737	859,087	580,744	$ 130,892
Total of IBNR plus expected development on reported claims	81,972
Specialty | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	1,534,820	1,537,828	1,517,932	1,510,893	1,228,228
Net paid losses and loss expenses	1,280,882	1,174,225	986,573	737,406	$ 283,773
Total of IBNR plus expected development on reported claims	110,232
Specialty | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,338,638	1,342,435	1,399,776	1,589,390
Net paid losses and loss expenses	922,728	818,620	585,264	$ 252,676
Total of IBNR plus expected development on reported claims	125,269
Specialty | 2021
Claims Development [Line Items]
Net incurred losses and loss expenses	934,266	943,521	946,728
Net paid losses and loss expenses	562,505	370,751	$ 171,304
Total of IBNR plus expected development on reported claims	294,878
Specialty | 2022
Claims Development [Line Items]
Net incurred losses and loss expenses	952,939	970,793
Net paid losses and loss expenses	460,299	$ 170,062
Total of IBNR plus expected development on reported claims	378,646
Specialty | 2023
Claims Development [Line Items]
Net incurred losses and loss expenses	1,001,048
Net paid losses and loss expenses	134,015
Total of IBNR plus expected development on reported claims	$ 306,849